UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
 June 30, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries. Institutional

Investment Manager Filing this Report:

Name:    Big 5 Asset Management LLC
Address: 2401 East Second Avenue, Ste. 150
         Denver, CO  80206

Form 13F File Number: 28-14172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bo Brownstein
Title:  Chief Executive Officer
Phone:  720-239-1601

Signature, Place, and Date of Signing:



Bo Brownstein     Denver, CO                    August 9, 2011


Report Type (Check only one.):

[ X] 		13F Holdings Report
[  ]		13F Notice
[  ] 		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: 147,382 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state NONE and omit the column headings and list entries.

No. Form 13F File Number Name
____ 28-14172__
[Repeat as necessary.]
10

                                                                                                            VOTING AUTHORITY

ISSUER                        CLASS   CUSIP      VALUE  SHRS_PRN_AMT  SH_PRN  PUT_CALLINV_DISCMANAGERSSOLE    SHARENONE
ALEXANDRIA REAL ESTATE E	PFD	015271505	128	5000	SH		SOLE 		5000	0	0
ALLY FINANCIAL INC	PFD	36186C400	349	14872	SH		SOLE 		14872	0	0
AMERICAN CAPITAL AGEN 	CMN	02503X105 	670	23000	SH		SOLE 		23000	0	0
APPLIED MATERIALS	OPTION	38222955	325	1800	SH	PUT	SOLE 		1800	0	0
ASHFORD HOSPITALITY 	PFD	044103208	76	3050	SH		SOLE 		3050	0	0
ASHFORD HOSPITALITY 	PFD	044103406	4465	171787	SH		SOLE 		171787	0	0
ASHFORD HOSPITALITY 	PFD	044103505	1891	84115	SH		SOLE 		84115	0	0
ASHFORD HOSPITALITY 	CMN	44103109	691	55500	SH		SOLE 		55500	0	0
AUGUSTA RESOURCE CORP	CMN	50912203	8445	1827847	SH		SOLE 		1827847	0	0
BANK OF AMERICA CORP	PFD	060505583	394	20700	SH		SOLE 		20700	0	0
BANK OF AMERICA CORP	PFD	060505617	481	21100	SH		SOLE 		21100	0	0
BRE PROPERTIES	        PFD	05564E601	842	33638	SH		SOLE 		33638	0	0
CBL + ASSOCIATES PROP	PFD	124830605	3610	145766	SH		SOLE 		145766	0	0
COMMONWEALTH REIT	PFD	203233408	238	10668	SH		SOLE 		10668	0	0
COUSINS PROPERTIES INC	PFD	222795304	832	33330	SH		SOLE 		33330	0	0
COUSINS PROPERTIES INC	PFD	222795403	948	38000	SH		SOLE 		38000	0	0
CYPRESS SHARPRIDGE INV	PFD	23281A307	1416	110500	SH		SOLE 		110500	0	0
DELPHI FINANCIAL GROUP	PFD	247131303	363	14812	SH		SOLE 		14812	0	0
DEVELOPERS DIVERS 	PFD	251591822	1070	42598	SH		SOLE 		42598	0	0
DUKE REALTY CORP pfd J	PFD	264411778	1685	68872	SH		SOLE 		68872	0	0
DUKE REALTY CORP pfd K	PFD	264411760	2933	120408	SH		SOLE 		120408	0	0
DUKE REALTY CORP pfd L	PFD	264411745	3118	127218	SH		SOLE 		127218	0	0
Encan/CALL              OPTION	292505904	5	2000	SH	CALL	SOLE 		2000	0	0
ENTERTAINMENT PROP	PFD	29380T402	2687	111641	SH		SOLE 		111641	0	0
Equity Lifestyles pfd A	PFD	29472R207	253	10000	SH		SOLE 		10000	0	0
EXPEDIA               	CMN	30212P105	7284	256445	SH		SOLE 		256445	0	0
Felcor pfd C            PFD	31430F507	428	16233	SH		SOLE 		16233	0	0
FIRST IND REALTY  pfd J	PFD	32054K798	4443	185012	SH		SOLE 		185012	0	0
FIRST IND REALTY  pfd K	PFD	32054K772	1461	61040	SH		SOLE 		61040	0	0
FIRST INDUSTRIAL     	PFD	32054K798	806	33535	SH		SOLE 		33535	0	0
FOREST CITY ENTERPRISES	PFD	345550404	920	38627	SH		SOLE 		38627	0	0
GLIMCHER REALTY TRUST	PFD	379302409	1550	63246	SH		SOLE 		63246	0	0
HERSHA HOSPITALITY TRUS PFD	427825302	1310	53000	SH		SOLE 		53000	0	0
HOSPITALITY PROP TRUST	PFD	44106M508	916	37071	SH		SOLE 		37071	0	0
ICON US                	CMN	451055107	2581	106949	SH		SOLE 		106949	0	0
ING GROEP N.V.         	PFD	456837400	408	18080	SH		SOLE 		18080	0	0
ISTAR FINANCIAL INC    	PFD	45031U606	179	9003	SH		SOLE 		9003	0	0
ISTAR FINANCIAL pfd E	PFD	45031U507	606	30151	SH		SOLE 		30151	0	0
ISTAR FINANCIAL pfd G	PFD	45031U705	866	45125	SH		SOLE 		45125	0	0
ISTAR FINANCIAL pfd I	PFD	45031U804	1228	64177	SH		SOLE 		64177	0	0
KITE REALTY GROUP TRUST	PFD	49803T201	2369	94717	SH		SOLE 		94717	0	0
KKR FINANCIAL HOLDINGS	PFD	48248A306	551	56150	SH		SOLE 		56150	0	0
LAS VEGAS SANDS CORP	OPTION	517834907	337	2000	SH	CALL	SOLE 		2000	0	0
LAS VEGAS SANDS CORP	OPTION	517834907	175	410	SH	CALL	SOLE 		410	0	0
LAS VEGAS SANDS CORP.	CMN	517834107	1344	31840	SH		SOLE 		31840	0	0
LASALLE HOTEL PROP      PFD	517942405	59	2400	SH		SOLE 		2400	0	0
LASALLE HOTEL PROPpfd G	PFD	517942603	2034	82123	SH		SOLE 		82123	0	0
LENDER PROCESSING SVCS	OPTION	52602E952	196	400	SH	PUT	SOLE 		400	0	0
LEXINGTON REALTY  pfd D	PFD	529537201	1906	77405	SH		SOLE 		77405	0	0
LAS VEGAS SANDS CORP.	CMN	517834107	1345	31860	SH		SOLE 		31860	0	0
MACQUARIE INFRAST	CMN	55608B105	7865	284964	SH		SOLE 		284964	0	0
MCMORAN EXPLOR	        CMN	582411104	5308	529243	SH		SOLE 		529243	0	0
MCMORAN EXPLO  17	OPTION	582411904	634	7000	SH	CALL	SOLE 		7000	0	0
MCMORAN EXPLO  17	PFD	66704R308	1394	60283	SH		SOLE 		60283	0	0
NORTHSTAR REALTY FIN	PFD	66704R209	115	4823	SH		SOLE 		4823	0	0
PARKWAY PROPERTIES INC	PFD	70159Q401	1167	46600	SH		SOLE 		46600	0	0
PETROHAWK ENERGY CORP	CMN	716495106	3750	152000	SH		SOLE 		152000	0	0
PROLOGIS INC           	PFD	74340W301	2492	103658	SH		SOLE 		103658	0	0
PROLOGIS INC           	PFD	74340W400	1210	50115	SH	CALL	SOLE 		50115	0	0
PROLOGIS INC           	PFD	74340W509	2937	118702	SH		SOLE 		118702	0	0
PROLOGIS INC            PFD	74340W608	1077	42900	SH		SOLE 		42900	0	0
PROLOGIS pfd F          PFD	743410706	1133	47113	SH	PUT	SOLE 		47113	0	0
PROLOGIS pfd G        	PFD	743410805	537	22240	SH	CALL	SOLE 		22240	0	0
PS BUSINESS PARKS INC   PFD	69360J743	1790	72305	SH		SOLE 		72305	0	0
PUBLIC STORAGE          PFD	74460D430	927	37070	SH		SOLE 		37070	0	0
RAIT FINANCIAL pfd A	PFD	749227203	1831	81356	SH		SOLE 		81356	0	0
RAIT FINANCIAL pfd B	PFD	749227302	772	33537	SH		SOLE 		33537	0	0
REGENCY CENTERS CORP	PFD	758849608	1262	50515	SH		SOLE 		50515	0	0
RLJ LODGING TRUST	PFD	74965L101 	2649	152500	SH		SOLE 		152500	0	0
ROYAL BK SCOTLAND 	PFD	780097713	797	42400	SH		SOLE 		42400	0	0
ROYAL BK SCOTLAND 	PFD	780097754	907	52048	SH		SOLE 		52048	0	0
SCIENTIFIC GAMES CORP	CMN	80874P109	4739	458355	SH		SOLE 		458355	0	0
SEASPAN CORP	        CMN	Y75638109	475	32500	SH		SOLE 		32500	0	0
SIRIUS XM RADIO INC	CMN	82967N108	2579	1177488	SH		SOLE 		1177488	0	0
SL GREEN REALTY CORP	CMN	78440X101 	439	5300	SH		SOLE 		5300	0	0
SONS US	                CMN	835916107	3055	943000	SH		SOLE 		943000	0	0
SPDR S&P 500 ETF TRUST	OPTION	78462F953	3	20	SH	PUT	SOLE 		20	0	0
STRATEGIC HOTELS & RES 	PFD	86272T304	3632	126376	SH		SOLE 		126376	0	0
STRATEGIC HOTELS & RES 	PFD	86272T502	2911	103553	SH		SOLE 		103553	0	0
STRATEGIC HOTELS + RSR	PFD	86272T403	314	11099	SH		SOLE 		11099	0	0
Strategic pfd B	        PFD	86272T403	1845	64643	SH		SOLE 		64643	0	0
SUNSTONE HOTEL pfd A	PFD	867892200	2891	118300	SH		SOLE 		118300	0	0
LAS VEGAS SANDS CORP	OPTION	517834907	252	590	SH	CALL	SOLE 		590	0	0
SUNSTONE HOTELpfd D	PFD	867892507	1991	83100	SH		SOLE 		83100	0	0
TYCO   111022C00050000	OPTION	78462F953	161	643	SH	CALL	SOLE 		643	0	0
TYCO   111022C00055000	OPTION	78462F953	73	791	SH	CALL	SOLE 		791	0	0
UDR INC	                PFD	902653401	436	17383	SH		SOLE 		17383	0	0
VECO US	                CMN	922417100	2702	55809	PRN		SOLE 		55809	0	0
VORNADO REALTY TRUST	PFD	929042802	1832	73738	SH		SOLE 		73738	0	0
VORNADO REALTY TRUST	PFD	929042877	219	8800	SH		SOLE 		8800	0	0
WEINGARTEN REALTY pfd F	PFD	948741889	2286	91610	SH		SOLE 		91610	0	0
WILLIAMS COS INC	CMN	969457100	520	17208	SH		SOLE 		17208	0	0
WESTERN UNION  		OPTION	984332906	245	2000	SH	PUT	SOLE 		2000	0	0
YAHOO! INC		OPTION	984332906	10	2834	SH	CALL	SOLE 		2834	0	0

